Revenue - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) contract vessel	Dec. 31, 2021 USD ($)
Disaggregation of Revenue [Line Items]
At cost, less accumulated depreciation of $171.8 million (2021 - $271.9 million) (notes 9 and 19)	$ 429,987,000	$ 925,249,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	171,800,000	271,900,000
Lessor, Operating Lease, Payments to be Received, Next Twelve Months	$ 30,900,000
Number of Forms of Contracts | contract	2
Lessor, Operating Lease, Payments to be Received, Two Years	$ 10,900,000
Assets leased to other
Disaggregation of Revenue [Line Items]
At cost, less accumulated depreciation of $171.8 million (2021 - $271.9 million) (notes 9 and 19)	48,100,000	61,700,000
Property, Plant and Equipment, Gross	53,400,000	74,300,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 5,300,000	$ 12,600,000
LR2 and Aframax Tankers
Disaggregation of Revenue [Line Items]
Number Of Vessels	1	2
Number Of Vessels To Be Chartered In | vessel	1
Time-charter revenues
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 0	$ 900,000
Time-charter revenues | Aframax LR2 and Suezmax Charters Out | Charters out expiring in 2023/2024
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	2